Consolidated Statements of Cash Flows (Parenthetical) - Common Stock [Member]	3 Months Ended	9 Months Ended
	Sep. 30, 2024 shares	Sep. 30, 2024 shares
Number of sevice issued, shares	264,431	793,883
[custom:StockIssuedDuringPeriodSharesOfRelatedParty]		222,222,000
Emergen Energy L L C [Member]
Equity Method Investment, Ownership Percentage	100.00%	100.00%